Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Balance and Transactions [Abstract]
Schedule of Major Related Parties of the Group and Their Relationships with the Group

The table below sets forth major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Mr. Xi Zeng	Chairman of the board of directors and chief executive officer of the Group
ZX International Ltd.	A company that is controlled by the chief executive officer of the Group
Gefei Chengyun	A limited partnership (“LP”) that the Group has significant influence in
Jiushen and an LP it controls (“Jiushen Group”)	A group that the Group has significant influence in
Shanghai Chongkai Enterprise Management Center (General Partnership) (“Chongkai”)	A general partnership which management or operating policies significantly influenced by the founders and/or management of the Group
Jiuchuan	An LP that the Group has significant influence in
Longshu Tianye	An LP that the Group has significant influence in
Yunde	An LP that the Group has significant influence in
Deyan	An LP that the Group has significant influence in
Detong	An LP that the Group has significant influence in
Derong	An LP that the Group has significant influence in
Jiushi	An LP that the Group has significant influence in
Jiaxinda	An LP that the Group has significant influence in
Ningbo Meishan Muju Investment Limited Partnership (“Muju”) (Note (iii))	An LP that the Group has significant influence in
Chunyu (Note (i))	An LP that the Group has significant influence in
Suzhou Tinghaozhu (Note (ii))	A company that the Group has significant influence in
Shanghai Nuancheng (Note (i))	A company that the Group has significant influence in
Shenzhen Duoduo Robot Technology Co., Ltd. and its subsidiaries (“Duoduo Robot Group”) (Note (i))	A group that the Group has significant influence in
Shanghai Youxi (Note (i))	A company that the Group has significant influence in
Duo Concierge (Note (i))	A company that the Group has significant influence in

(i)	Chunyu was considered as a related party of the Group from December 25, 2024. Transactions between the Group and Chunyu after December 25, 2024 are disclosed as related party transactions. Shanghai Nuancheng was considered as a related party of the Group from August 28, 2024. Transactions between the Group and Shanghai Nuancheng after August 28, 2024 are disclosed as related party transactions. Duoduo Robot was considered as a related party of the Group from December 5, 2024. Transactions between the Group and Duoduo Robot Group after December 5, 2024 are disclosed as related party transactions. Shanghai Youxi was considered as a related party of the Group from March 24, 2025. Transactions between the Group and Shanghai Youxi after March 24, 2025 are disclosed as related party transactions. Duo Concierge was considered as a related party of the Group from November 21, 2024. Transactions between the Group and Duo Concierge after November 21, 2024 are considered as related party transactions.

(ii)	Suzhou Tinghaozhu was considered as a related party of the Group from October 31, 2024. On May 7, 2025, the Group completed the acquisition of Suzhou Tinghaozhu and Suzhou Tinghaozhu became a consolidated subsidiary of the Group. Transactions between the Group and Suzhou Tinghaozhu from the period of November 1, 2024 and May 6, 2025 are disclosed as related party transactions.

(iii)	Muju was deregistered on July 13, 2023. Transactions between the Group and Muju from the period of January 1, 2023 to July 13, 2023 are disclosed as related party transactions.

Schedule of Transactions with Related Parties
	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Base commission income and Sales incentive income shared with related parties under Self-Commitment and Non-Group Collaborative Agreements (Note 1(c))
Muju	286	—	—
	286	—	—
Services provided to related parties
Chenji Zhaozhao	100	—	—
Chunyu	—	—	764
Suzhou Tinghaozhu	—	—	109
Shanghai Nuancheng	—	—	114
Duoduo Robot Group	—	—	60
Shanghai Youxi	—	—	85
	100	—	1,132
Total	386	—	1,132

As of December 31, 2024 and 2025, the Group had the following balances with related parties:

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due from related parties
Accounts receivables
Shanghai Nuancheng	—	180
Duoduo Robot Group	—	395
Shanghai Youxi	—	167
	—	742
Other receivables
Duoduo Robot Group	—	3,720
Shanghai Nuancheng	—	8
Duo Concierge	—	355
Mr. Xi Zeng	—	2,022
ZX International Ltd. (Note (i))	—	162
	—	6,267
Total	—	7,009

(i)	As described in Note 16, the Company issued 12,731 Class C ordinary shares, at a purchase price of US$1.81 per share, to ZX International Ltd., a company controlled by Mr. Xi Zeng. The aggregate amount of the share issuance was approximately RMB162 and was paid in April 2026.
	As of December 31,
	2024	2025
	RMB	RMB
Amounts due to related parties
Payables for income shared under Non-Group Collaborative Agreements (Note 1(c))
Jiushen Group	242	242
Jiuchuan	5,615	—
Longshu Tianye	10,140	10,140
Detong	3,274	3,274
Jiushi	65	—
	19,336	13,656
Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement (Note 1(c))
Jiushen Group	495	495
	495	495
Other payables
Jiushen Group	939	—
Chongkai	3,060	2,934
Deyan	—	10
Shanghai Nuancheng	70	73
Duo Concierge	—	35
	4,069	3,052
Total	23,900	17,203